Guggenheim Total Return Bond Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Total Return Bond Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 482
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	864
Expense Example, with Redemption, 10 Years	1,437
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,960
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	744
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,114